Segment reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment reporting
Summary of revenue from major product categories
	For the Years Ended September 30,
	2025	2024	2023
Activated carbon	$35,573,432	$50,957,974	$57,879,320
Biomass electricity	-		19,776
Total	$35,573,432	$50,957,974	$57,899,096